SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 400,221	$ 321,011	$ 265,599
Total other comprehensive income (loss), net of tax		948	(2,924)	(4,943)
Balance		437,653	400,221	321,011
Accumulated gains on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		20	(1,334)
Other comprehensive income (loss) before reclassifications		119	(10)
Amounts reclassified from AOCI		(111)	1,364
Total other comprehensive income (loss), net of tax		8	1,354
Balance		28	20	(1,334)
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(1,912)	800
Other comprehensive income (loss) before reclassifications		734	(2,712)
Amounts reclassified from AOCI
Total other comprehensive income (loss), net of tax		734	(2,712)
Balance		(1,178)	(1,912)	800
Accumulated other comprehensive income (loss), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(1,892)	(534)	3,680
Other comprehensive income (loss) before reclassifications		853	(2,722)
Amounts reclassified from AOCI		(111)	1,364
Total other comprehensive income (loss), net of tax		742	(1,358)
Balance	[1]	$ (1,150)	$ (1,892)	$ (534)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.